Annual Operating Expenses - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves	Jan. 28, 2023
Operating Expenses:
Management fee	0.16%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.34%